Business Operations - Additional Information (Details) $ in Millions		9 Months Ended		12 Months Ended
	Nov. 20, 2012 USD ($)	Sep. 30, 2015 Segment	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Number of reportable operating segments | Segment		3		3
Purchase price consideration for acquisition			$ 8.7	$ 8.6	$ 31.3
Veolia ES Solid Waste [Member]
Business Acquisition [Line Items]
Purchase price consideration for acquisition	$ 1,900.0